Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 66,897,000	$ 65,404,000
Deferred revenues - long-term	$ 19,062,000	$ 19,057,000